STOCKHOLDERS' EQUITY (Details 1) - Historical Stock Option Plan Activity [Member]	12 Months Ended
Dec. 31, 2014 shares
Class of Warrant or Right [Line Items]
Options Authorized	182,060
Options Granted	139,322
Shares Exercised	9,382
Shares Forfeited/Expired	34,061
Options Outstanding	95,883
Option Plan 2004 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	14,286
Options Granted	14,286
Shares Exercised	6,746
Shares Forfeited/Expired	4,683
Options Outstanding	2,858
Option Plan 2005 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	14,286
Options Granted	14,286
Shares Exercised	1,000
Shares Forfeited/Expired	5,858
Options Outstanding	7,429
Option Plan 2006 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	31,429
Options Granted	31,011
Shares Exercised	631
Shares Forfeited/Expired	7,224
Options Outstanding	23,156
Option Plan 2007 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	2,857
Options Granted	2,572
Shares Exercised	0
Shares Forfeited/Expired	429
Options Outstanding	2,143
Option Plan 2009 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	28,572
Options Granted	35,844
Shares Exercised	1,005
Shares Forfeited/Expired	11,312
Options Outstanding	23,529
Option Plan 2013 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	90,630
Options Granted	41,323
Shares Exercised	0
Shares Forfeited/Expired	4,555
Options Outstanding	36,768